Earnings per Share (Tables)	6 Months Ended
Jun. 30, 2026
Earnings per Share [Abstract]
Computation for Basic and Diluted Earnings per Share
The following table sets forth the computation for basic and diluted earnings per share:
	2026		2025
	Basic EPS	Diluted EPS	Basic EPS	Diluted EPS
Net income	$22,131	$22,131	$38,501	$38,501
Deemed contribution from the preferred stockholders in relation to the redemption of Series B preferred shares	2,436	2,436	-	-
less dividends on preferred stock	(915)	(26)	(915)	(26)
less changes in value of warrants’ liability	-	(6)	-	(2)
Net income attributable to common stockholders	23,652	24,535	37,586	38,473

Weighted average number of common shares, basic	12,432,158	12,432,158	12,432,158	12,432,158
Effect of dilutive shares	-	26,664,492	-	26,235,426
Weighted average number of common shares, diluted	12,432,158	39,096,650	12,432,158	38,667,584

Earnings per common share	$1.90	$0.63	$3.02	$1.00